Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (27.1%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	06/27/25	4.360	$51,984,206
49,700	BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(4)	(A+, Aa3)	10/22/25	4.430	57,668,551
40,300	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(2),(5)	(NR, A1)	02/10/26	4.310	45,317,713
49,800	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, Aa2)	02/24/26	4.330	48,024,095
41,700	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(4)	(A+, A1)	02/24/26	4.360	39,487,068
60,700	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	07/17/25	4.330	59,044,922
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $286,200,000)					301,526,555

UNITED STATES AGENCY OBLIGATIONS (10.1%)
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	05/21/26	4.450	5,200,826
2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/21/26	4.460	2,600,091
2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/28/26	4.460	2,499,164
16,100	Federal Home Loan Banks, 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	04/21/25	4.500	16,104,497
14,400	Federal Home Loan Banks, 1 day USD SOFR + 0.160% (1)	(AA+, Aaa)	07/10/25	4.520	14,411,132
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (1)	(AA+, Aaa)	02/23/26	4.485	2,200,536
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,102,119
6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	5,986,997
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,769,202
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/29/26	4.500	3,500,506
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	21,231,137
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (1)	(AA+, Aaa)	11/05/27	4.620	11,011,448
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $112,996,961)					112,617,655

UNITED STATES TREASURY OBLIGATIONS (59.5%)
10,000	U.S. Treasury Bills (6),(7)	(AA+, Aaa)	05/15/25	4.880	9,882,728
25,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169% (1)	(AA+, Aaa)	04/30/25	4.409	25,009,164
57,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125% (1)	(AA+, Aaa)	07/31/25	4.365	57,023,961
88,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (1)	(AA+, Aaa)	10/31/25	4.410	88,090,453
124,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (1),(8)	(AA+, Aaa)	01/31/26	4.485	125,034,736
149,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (1),(9)	(AA+, Aaa)	04/30/26	4.390	149,110,141
11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (1)	(AA+, Aaa)	07/31/26	4.422	11,316,826
21,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (1)	(AA+, Aaa)	10/31/26	4.445	21,039,195
12,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (1)	(AA+, Aaa)	01/31/27	4.338	12,003,264
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,202,183
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,532,645
15,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	15,054,744
12,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	11,968,385
11,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	11,086,797
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,039,453
17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	16,974,422
10,500	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	10,501,231
15,400	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	15,479,707
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,033,281
10,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	9,880,443
10,700	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	10,691,223
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $662,108,606)					662,954,982

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)

January 31, 2025 (unaudited)

Shares

SHORT-TERM INVESTMENTS (3.3%)
27,370,475	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.34%	$27,370,475
9,553,871	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(10)	9,553,871
TOTAL SHORT-TERM INVESTMENTS (Cost $36,924,346)		36,924,346

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $1,098,229,913)		1,114,023,538

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(407,012)
NET ASSETS(11) (100.0%)		$1,113,616,526

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2025. The rate may be subject to a cap and floor.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to a value of $301,526,555 or 27.1% of net assets.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2025.
(7)	Security or portion thereof is out on loan.
(8)	At January 31, 2025, $3,388,361 in the value of this securities has been pledged as collateral for open swap contracts.
(9)	At January 31, 2025, $13,009,610 in the value of this securities has been pledged to cover initial margin requirements for open futures contracts.
(10)	Represents security purchased with cash collateral received for securities on loan.
(11)	As of January 31, 2025, the Credit Suisse Commodity Return Strategies Fund held $132,645,460 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 11.9% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2025	25	$2,959,821	$3,481,406	$521,585
Corn Futures	USD	Jul 2025	221	5,426,160	5,489,088	62,928
Corn Futures	USD	Dec 2025	910	21,062,359	20,941,375	(120,984)
Cotton No. 2 Futures	USD	Mar 2025	39	1,359,136	1,284,660	(74,476)
Soybean Futures	USD	May 2025	90	4,746,981	4,758,750	11,769
Soybean Futures	USD	Jul 2025	131	6,982,918	7,023,238	40,320
Soybean Meal Futures	USD	Mar 2025	107	3,139,733	3,221,770	82,037
Soybean Oil Futures	USD	Mar 2025	128	3,249,325	3,541,248	291,923
Sugar No. 11 Futures	USD	Apr 2025	128	2,873,473	2,563,277	(310,196)
Wheat (KC HRW) Futures	USD	Mar 2025	54	1,622,855	1,563,975	(58,880)
Wheat Futures	USD	Mar 2025	102	2,951,352	2,853,450	(97,902)
						$348,124
Energy
Brent Crude Oil Futures	USD	Mar 2025	100	7,600,563	7,492,000	$(108,563)
Gasoline RBOB Futures	USD	Feb 2025	18	1,528,000	1,556,453	28,453
Light Sweet Crude Oil Futures	USD	May 2025	579	42,771,873	40,981,620	(1,790,253)
Low Sulphur Gasoil Futures	USD	Mar 2025	41	2,845,100	2,898,700	53,600
Natural Gas Futures	USD	Feb 2025	895	26,864,602	27,243,800	379,198
NY Harbor ULSD Futures	USD	Feb 2025	23	2,252,260	2,315,792	63,532
						$(1,374,033)
Industrial Metals
LME Lead Futures	USD	Mar 2025	20	998,166	967,265	$(30,901)
LME Nickel Futures	USD	Mar 2025	25	2,422,304	2,266,818	(155,486)

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)

January 31, 2025 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase(continued)
Industrial Metals
LME Primary Aluminum Futures	USD	Mar 2025	61	$4,038,280	$3,975,294	$(62,986)
LME Primary Aluminum Futures	USD	Jun 2025	54	3,403,853	3,511,026	107,173
LME Zinc Futures	USD	Mar 2025	46	3,400,311	3,130,472	(269,839)
						$(412,039)
Livestock
Lean Hogs Futures	USD	Apr 2025	58	1,960,435	2,096,120	$135,685
Live Cattle Futures	USD	Apr 2025	39	3,074,456	3,155,880	81,424
						$217,109
Precious Metals
Copper Futures	USD	Mar 2025	25	2,797,837	2,674,375	$(123,462)
Copper Futures	USD	May 2025	14	1,557,748	1,512,350	(45,398)
Gold 100 oz. Futures	USD	Apr 2025	39	10,896,508	11,056,500	159,992
Silver Futures	USD	Mar 2025	1	162,740	161,325	(1,415)
Silver Futures	USD	May 2025	16	2,574,206	2,605,680	31,474
						$21,191
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Mar 2025	(13)	(1,569,357)	(1,842,019)	$(272,662)
Corn Futures	USD	May 2025	(910)	(22,670,463)	(22,431,500)	238,963
Soybean Futures	USD	Mar 2025	(108)	(5,631,777)	(5,626,800)	4,977
						$(28,722)
Energy
Light Sweet Crude Oil Futures	USD	Feb 2025	(507)	(39,287,362)	(36,772,710)	$2,514,652
Natural Gas Futures	USD	Apr 2025	(716)	(20,490,116)	(22,704,360)	(2,214,244)
						$300,408
Industrial Metals
LME Nickel Futures	USD	Mar 2025	(6)	(554,040)	(544,036)	$10,004
LME Primary Aluminum Futures	USD	Mar 2025	(61)	(3,848,028)	(3,975,294)	(127,266)
LME Zinc Futures	USD	Mar 2025	(24)	(1,765,046)	(1,633,290)	131,756
						$14,494
Total Net Unrealized Appreciation (Depreciation)						$(913,468)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Depreciation
USD	$20,526,036	03/04/25	Bank of America	Bloomberg Commodity Index Total Return	4.30%	At Maturity	$—	$(233,894)	$(233,894)
USD	48,402,194	03/04/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.45%	At Maturity	—	(499,054)	(499,054)
USD	26,895,528	03/04/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.28%	At Maturity	—	(306,357)	(306,357)
USD	53,733,548	03/04/25	Societe Generale	Societe Generale P04 TR Index(b)	4.45%	At Maturity	—	(558,573)	(558,573)
Total							$—	$(1,597,878)	$(1,597,878)

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)

January 31, 2025 (unaudited)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/25 Value(1)
CBOT Bean Oil MAR 25 Futures	3.69%	63.87	$1,767,040
CBOT Corn MAY 25 Futures	5.78%	112.47	2,772,492
NYMEX WTI Crude Oil MAR 25 Futures	6.54%	43.21	3,134,333
NYBOT Cotton MAY 25 Futures	1.51%	21.61	724,493
COMEX Gold APR 25 Futures	14.73%	24.91	7,062,951
COMEX High Grade Copper MAY 25 Futures	5.34%	23.70	2,560,494
NYMEX Heating Oil MAY 25 Futures	2.18%	10.72	1,043,421
NYBOT Coffee MAY 25 Futures	3.37%	11.62	1,618,204
KCBOT Kansas Wheat MAR 25 Futures	1.89%	31.37	908,452
CME Live Cattle APR 25 Futures	3.62%	21.44	1,734,859
ICE Brent Crude Oil MAY 25 Futures	7.52%	48.12	3,604,892
ICE Gas Oil MAY 25 Futures	2.80%	19.40	1,344,207
CME Lean Hogs APR 25 Futures	1.93%	25.60	925,239
LME Aluminium JUN 25 Futures	4.15%	30.64	1,992,332
LME Nickel JUN 25 Futures	2.34%	12.17	1,119,903
LME Lead JUN 25 Futures	0.92%	8.93	439,449
LME Zinc JUN 25 Futures	2.12%	14.72	1,015,017
NYMEX Nat Gas MAY 25 Futures	7.59%	114.85	3,641,868
NYMEX Unleaded Gasoline MAY 25 Futures	2.11%	10.51	1,009,384
CBOT Soybeans JUL 25 Futures	6.19%	55.32	2,966,035
NYBOT Sugar MAY 25 Futures	2.90%	69.42	1,390,209
COMEX Silver MAY 25 Futures	4.46%	13.13	2,138,155
CBOT Soy Meal MAR 25 Futures	3.48%	55.38	1,667,578
CBOT Wheat MAY 25 Futures	2.86%	47.89	1,370,385

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2025.

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/25 Value(1)
CBOT Bean Oil MAR 25 Futures	3.68%	70.80	$1,958,810
CBOT Corn MAY 25 Futures	5.77%	124.60	3,071,287
NYMEX WTI Crude Oil MAR 25 Futures	6.53%	47.92	3,475,824
ICE Brent Crude Oil MAY 25 Futures	7.51%	53.36	3,997,463
NYBOT Cotton MAY 25 Futures	1.51%	23.98	803,751
COMEX Gold APR 25 Futures	14.72%	27.64	7,835,241
COMEX High Grade Copper MAY 25 Futures	5.33%	26.26	2,837,081
NYMEX Heating Oil MAY 25 Futures	2.18%	11.92	1,160,382
NYBOT Coffee MAY 25 Futures	3.37%	12.88	1,793,802
KCBOT Kansas Wheat MAY 25 Futures	1.89%	34.16	1,006,019
LME Aluminium JUN 25 Futures	4.15%	33.97	2,208,984
CME Live Cattle APR 25 Futures	3.62%	23.81	1,926,873
CME Lean Hogs APR 25 Futures	1.93%	28.43	1,027,311
LME Lead JUN 25 Futures	0.92%	9.95	489,703
LME Nickel JUN 25 Futures	2.33%	13.48	1,240,225
LME Zinc JUN 25 Futures	2.12%	16.37	1,128,445
NYMEX Nat Gas MAY 25 Futures	7.66%	128.58	4,077,306
ICE Gas Oil MAY 25 Futures	2.80%	21.51	1,490,399
CBOT Soybeans JUL 25 Futures	6.18%	61.36	3,289,524
NYBOT Sugar MAY 25 Futures	2.90%	77.08	1,543,628
COMEX Silver MAY 25 Futures	4.46%	14.58	2,373,993
CBOT Soy Meal MAR 25 Futures	3.48%	61.52	1,852,353
CBOT Wheat MAY 25 Futures	2.86%	53.21	1,522,336
NYMEX Unleaded Gasoline MAY 25 Futures	2.10%	11.64	1,117,799

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2025.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$301,526,555	$—	$301,526,555
United States Agency Obligations	—	112,617,655	—	112,617,655
United States Treasury Obligations	—	662,954,982	—	662,954,982
Short-term Investments	36,924,346	—	—	36,924,346
	$36,924,346	$1,077,099,192	$—	$1,114,023,538
Other Financial Instruments*
Futures Contracts	$4,951,445	$—	$—	$4,951,445

Liabilities
Other Financial Instruments*
Futures Contracts	$5,864,913	$—	$—	$5,864,913
Swap Contracts	—	1,597,878	—	1,597,878
	$5,864,913	$1,597,878	$—	$7,462,791

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2025, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.